Suspended Wells (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Net Changes in Suspended Exploratory Well Costs

The following table reflects the net changes in suspended exploratory well costs during 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Beginning balance at January 1	$1,013	908	660
Additions pending the determination of proved reserves	96	216	342
Reclassifications to proved properties	(72)	(106)	(39)
Sales of suspended well investment	—	(4)	(21)
Charged to dry hole expense	—	(1)	(34)

Ending balance at December 31	$1,037	1,013	908

Summary of Aging of Suspended Well Costs

The following table provides an aging of suspended well balances at December 31, 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Exploratory well costs capitalized for a period of one year or less	$115	220	319
Exploratory well costs capitalized for a period greater than one year	922	793	589

Ending balance	$1,037	1,013	908

Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	40	40	34

Summary of Aging of Exploratory Well Costs that have been Capitalized for More than One Year

The following table provides a further aging of those exploratory well costs that have been capitalized for more than one year since the completion of drilling as of December 31, 2011:

	Millions of Dollars
		Suspended Since
Project	Total	2008-2010	2005-2007	2001-2004
Aktote—Kazakhstan(2)	$19	—	—	19
Alpine Satellite—Alaska(2)	21	—	—	21
Browse Basin—Australia(1)	216	216	—	—
Caldita/Barossa—Australia(1)	77	—	77	—
Fiord West—Alaska(2)	16	16	—	—
Harrison—U.K.(2)	15	—	15	—
Kairan—Kazakhstan(2)	27	—	14	13
Kalamkas—Kazakhstan(1)	14	5	5	4
Kashagan—Kazakhstan(1)	44	19	15	10
Malikai—Malaysia(2)	52	—	40	12
NPR-A—Alaska(2)	17	17	—	—
Petai—Malaysia(2)	30	19	11	—
Point Thomson—Alaska(2)	37	37	—	—
Rak More—Kazakhstan(1)	22	22	—	—
Saleski—Canada(1)	14	14	—	—
Shenandoah—Lower 48(1)	43	43	—	—
Sunrise 3—Australia(2)	13	13	—	—
Surmont III and beyond—Canada(1)	26	6	18	2
Su tu Nau—Vietnam(2)	18	9	9	—
Thornbury—Canada(1)	19	19	—	—
Tiber—Lower 48(1)	40	40	—	—
Titan—Norway(2)	11	11	—	—
Ubah—Malaysia(2)	34	34	—	—
Uge—Nigeria(1)	29	15	14	—
Sixteen projects of $10 million or less each(1)(2)	68	34	32	2

Total of 40 projects	$922	589	250	83

(1) Additional appraisal wells planned.

(2) Appraisal drilling complete; costs being incurred to assess development.